CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (16,998,000)	$ (5,032,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	188,000	201,000
Amortization of intangible assets	319,000	377,000
Amortization of debt discount	60,000	250,000
Stock-based compensation expense	36,000
ROU amortization on finance leases	86,000	134,000
ROU amortization on operating leases	85,000	135,000
Impairment of goodwill	0
Gain on disposal of property, plant and equipment		(22,000)
Loss on extinguishment of debt	592,000
Changes in operating assets and liabilities:
Accounts receivable	(559,000)	(52,000)
Contract asset	344,000
Inventory	(42,000)	(178,000)
Prepaid expenses	(26,000)	(68,000)
Accounts payable	2,722,000	531,000
Accrued expenses	1,296,000	386,000
Operating lease liabilities	(56,000)	(133,000)
Contract liabilities	(459,000)	130,000
Net cash used in operating activities	(3,251,000)	(3,523,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(59,000)	(49,000)
Proceeds from sale of property and equipment		57,000
Issuance of convertible notes		(375,000)
Net cash provided by (used in) investing activities	451,000	(447,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred offering costs	(788,000)	(731,000)
Payment on finance leases	(73,000)	(111,000)
Net cash provided by financing activities	3,501,000	3,264,000
Effect of exchange rate changes on cash and cash equivalents	21,000	102,000
Increase (decrease) in cash and cash equivalents	722,000	(604,000)
Cash, beginning of year	1,160,000	1,923,000	$ 1,923,000		$ 1,923,000
Cash, end of year	1,882,000	1,319,000	1,160,000	$ 1,923,000	1,882,000
Supplemental disclosures of cash flow information:
Cash paid for interest	486,000	275,000
Supplemental disclosures of noncash financing information:
Recognition of right-of-use asset, operating		200,000
Recognition of right-of-use asset, finance		56,000
ConnectM Before Business Combination
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss			(9,198,854)	(3,542,583)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			259,222	132,890
Amortization of intangible assets			517,175	352,593
Amortization of debt discount			346,557	23,017
Stock-based compensation expense			407	11,994
ROU amortization on finance leases			118,851	87,184
ROU amortization on operating leases			168,995	111,062
Reduction in the carrying value of its inventories			187,098	0
Bad debt expense			71,173
Impairment of goodwill			157,103	490,736
Loss on impairment of intangible assets			24,750	98,563
Gain on disposal of property, plant and equipment			(22,008)
Loss on extinguishment of debt			370,320
Unrealized gain on fair value measurement of debt			(25,446)	(45,869)
Deferred tax benefit				(541,406)
Changes in operating assets and liabilities:
Accounts receivable			406,911	(365,975)
Contract asset			(343,646)
Inventory			191,623	(70,213)
Prepaid expenses			(205,405)	(220,229)
Accounts payable			1,006,007	1,299,815
Accrued expenses			1,080,972	85,919
Operating lease liabilities			(166,060)	(109,952)
Contract liabilities			477,563	568,823
Net cash used in operating activities			(4,576,692)	(1,633,631)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(41,771)	(18,298)
Proceeds from sale of property and equipment			56,648
Investment in cost method investment			(45,000)
Issuance of convertible notes			(445,000)
Cash paid for capitalized software development costs			(35,588)	(145,590)
Acquisitions, net of cash acquired				(1,127,500)
Net cash provided by (used in) investing activities			(510,711)	(1,291,388)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of debt			9,047,344	3,332,860
Payments of deferred offering costs			(984,857)	(474,162)
Payments of debt			(2,153,487)	(560,115)
Advance to Monterey Capital Acquisition Corporation			(2,491,431)
Proceeds from issuance of convertible notes			900,000
Proceeds from the issuance of preferred units				1,210,484
Payment on finance leases			(90,409)	(57,098)
Net cash provided by financing activities			4,227,160	3,451,969
Effect of exchange rate changes on cash and cash equivalents			97,280	61,771
Increase (decrease) in cash and cash equivalents			(762,964)	588,721
Cash, beginning of year	$ 1,160,368	$ 1,923,332	1,923,332	1,334,611	$ 1,923,332
Cash, end of year			1,160,368	1,923,332
Supplemental disclosures of cash flow information:
Cash paid for interest			375,304	149,286
Supplemental disclosures of noncash financing information:
ASC 842 adoption - right-of-use asset, operating				240,338
ASC 842 adoption - right-of-use asset, finance				264,395
Recognition of right-of-use asset, operating			199,848	123,505
Recognition of right-of-use asset, finance			55,057	138,814
Contingent consideration				57,694
Seller notes issued in connection with business acquisitions				3,169,000
Issuance of common stock for a business acquisition				238,549
Issuance of equity warrants				82,861
Vehicles acquired through issuance of debt			317,020	$ 210,792
Deferred offering costs included in accounts payable			$ 774,485